Property and Equipment Net (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Property And Equipment Net
Less: accumulated depreciation	$ (2,141,961)	$ (2,047,680)	$ (2,035,978)
Construction in process	1,545,000	1,545,000	1,588,000
Property and equipment, net	2,279,802	2,350,688	1,595,958
Property, Plant and Equipment [Line Items]
Total Equipment	2,876,763	2,853,368	2,043,936
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total Equipment	117,512	117,512	101,821
Trucking Equipment [Member]
Property, Plant and Equipment [Line Items]
Total Equipment	911,377	911,377	845,102
Office Equipment Computer Equipment and Software [Member]
Property, Plant and Equipment [Line Items]
Total Equipment	3,426	1,874	1,874
Lab equipment [Member]
Property, Plant and Equipment [Line Items]
Total Equipment	747,469	725,626
Equipment & Installation [Member]
Property, Plant and Equipment [Line Items]
Total Equipment	$ 1,096,979	$ 1,096,979	$ 1,095,139